Note 23 - Employee Benefits - Employee Benefit Revenue/(Expenses) Allocation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Employee Benefit Revenue/(Expenses) Allocation	R$ (147.7)	R$ (142.0)	R$ (138.7)
Employee benefit revenue (expenses) allocated to other operating income/(expenses), net [member]
Statement Line Items [Line Items]
Employee Benefit Revenue/(Expenses) Allocation	(0.2)
Employee benefit revenue (expenses) allocated to cost of sales [member]
Statement Line Items [Line Items]
Employee Benefit Revenue/(Expenses) Allocation	(26.5)	(19.2)	(22.3)
Employee benefit revenue (expenses) allocated to sales and marketing expenses [member]
Statement Line Items [Line Items]
Employee Benefit Revenue/(Expenses) Allocation	(8.9)	(8.8)	(5.0)
Employee benefit revenue (expenses) allocated to administrative expenses [member]
Statement Line Items [Line Items]
Employee Benefit Revenue/(Expenses) Allocation	(6.8)	(11.0)	(10.1)
Employee benefit revenue (expenses) allocated to financial expenses [member]
Statement Line Items [Line Items]
Employee Benefit Revenue/(Expenses) Allocation	R$ (105.3)	R$ (103.0)	R$ (101.3)